Leases - Right-of-use assets (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Right-of-use assets
At 31 December 2019	$ 647
Cost
Right-of-use assets
At 1 January 2019	722
Additions	173
Disposals and other movements	(50)
Exchange adjustments	6
At 31 December 2019	851
Depreciation
Right-of-use assets
Charge for year	207
Impairment	4
Disposals and other movements	8
Exchange adjustments	(1)
At 31 December 2019	(204)
Land and buildings
Right-of-use assets
At 31 December 2019	495
Land and buildings | Cost
Right-of-use assets
At 1 January 2019	580
Additions	85
Disposals and other movements	(44)
Exchange adjustments	6
At 31 December 2019	627
Land and buildings | Depreciation
Right-of-use assets
Charge for year	130
Impairment	4
Disposals and other movements	3
Exchange adjustments	(1)
At 31 December 2019	(132)
Motor vehicles
Right-of-use assets
At 31 December 2019	138
Motor vehicles | Cost
Right-of-use assets
At 1 January 2019	124
Additions	85
Disposals and other movements	(7)
At 31 December 2019	202
Motor vehicles | Depreciation
Right-of-use assets
Charge for year	70
Disposals and other movements	6
At 31 December 2019	(64)
Other assets
Right-of-use assets
At 31 December 2019	14
Other assets | Cost
Right-of-use assets
At 1 January 2019	18
Additions	3
Disposals and other movements	1
At 31 December 2019	22
Other assets | Depreciation
Right-of-use assets
Charge for year	7
Disposals and other movements	(1)
At 31 December 2019	$ (8)